Risk management and concentrations of risk - Cash flow hedge accounting (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Reclassification from accumulated other comprehensive income included in hedge effectiveness			$ 6,524	$ 768
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)				(190)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach			768
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	$ 43	$ 61	160	190
Total gains (losses) on derivative instruments, tax	43	61	160	190
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(2,034)	(1,906)	(6,524)	(3,716)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	189	232	599	632
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	(256)	(768)	(768)
Total gains (losses) on derivative instruments	$ (2,101)	$ (1,930)	$ (6,693)	$ (3,852)